Fees Summary	Nov. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 797,000
Previously Paid Amount	0.00
Total Fee Amount	110.07
Total Offset Amount	0.00
Net Fee	110.07
Narrative - Max Aggregate Offering Price	$ 797,000
Final Prospectus	true